Strategic investments - Components (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 39,991,750	$ 1,609,354
Beauce Gold Fields ("BGF") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Strategic investments	123,095	133,354	$ 102,579
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Strategic investments	16,489,220	1,476,000	1,281,000
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 23,379,435	$ 0	$ 310,537